Consolidated Statement of Changes in Shareholders' Equity - EUR (€)	Common Stock [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2022	€ 66,603,725	€ (35,465,559)		€ 31,138,166
Balance, shares at Dec. 31, 2022	18,216,858
Share-based compensation	€ 739,884			739,884
Capital increase ATM program and Registered Direct Offering	€ 531			531
Capital increase ATM program and Registered Direct Offering, shares	100
Other comprehensive income		(32,011)	231,142	199,131
Net loss		(11,645,455)		(11,645,455)
Balance at Dec. 31, 2023	€ 67,344,140	(47,143,025)	231,142	20,432,257
Balance, shares at Dec. 31, 2023	18,216,958
Share-based compensation	€ 847,255			847,255
Capital increase ATM program and Registered Direct Offering	€ 270,885			270,885
Capital increase ATM program and Registered Direct Offering, shares	72,908
Other comprehensive income			142,196	142,196
Net loss		(8,912,495)		(8,912,495)
Balance at Dec. 31, 2024	€ 68,462,280	(56,055,520)	88,946	12,495,706
Balance, shares at Dec. 31, 2024	18,289,866
Share-based compensation	€ 1,009,738			1,009,738
Capital increase ATM program and Registered Direct Offering	€ 14,787,458			14,787,458
Capital increase ATM program and Registered Direct Offering, shares	5,142,317
Other comprehensive income			(77,565)	(77,565)
Net loss		(6,529,827)		(6,529,827)
Balance at Dec. 31, 2025	€ 84,259,476	€ (62,585,347)	€ 166,511	€ 21,840,640
Balance, shares at Dec. 31, 2025	23,432,183